Equity Incentive Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation - Civista BOD	$ 617,000	$ 531,000	$ 428,000
Expected future compensation expense	$ 651,000
Weighted average remaining life of grants related to unvested awards not yet recognized	2 years 3 months 18 days
Civista Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares granted	14,266	8,946	7,071
Share based compensation - Civista BOD	$ 196,000	$ 196,000	$ 165,000
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares vesting service period	3 years
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance				375,000
Number of shares available for grant under stock option plan	198,756
Options granted	0	0
Share based compensation expense	$ 421,000	$ 335,000	263,000
Director retainer fees	196,000	$ 196,000	$ 165,000
Expected future compensation expense	$ 651,000
Weighted average remaining life of grants related to unvested awards not yet recognized	2 years 3 months 18 days